Vessels and Vessels held for sale, detail (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Movement in Property, Plant and Equipment [Roll Forward]
Vessels' cost, beginning balance	$ 247,327
Vessels' disposals	(98,236)
Transfer to vessels held for sale	(23,013)
Impairment charges	(15,626)	$ 0
Vessels' cost, ending balance	110,452
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, beginning balance	(46,019)
Vessels' disposals	27,716
Transfer to vessels held for sale	3,138
Depreciation	(2,798)
Accumulated depreciation, ending balance	(17,963)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels' net book value, beginning balance	201,308
Vessels' disposals	(70,520)
Transfer to vessels held for sale	(19,875)
Depreciation	(2,798)
Impairment charges	(15,626)	$ 0
Vessel's net book value, ending balance	$ 92,489